Share-Based Payments - Summary of Expense Recognized for Employee Services Received (Details) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			€ 85.0	€ 44.1	€ 46.5
Expense / (Income) arising from cash-settled share-based payment arrangements			15.9	7.3	61.5
Total			100.9	51.4	108.0
Cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			9.0	6.5	3.0
Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			63.5	33.4	84.6
Sales and marketing expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			2.5	1.0	0.8
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			25.9	10.5	19.6
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			0.0	0.0	13.8
Expense / (Income) arising from cash-settled share-based payment arrangements			0.1	(0.9)	53.4
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			0.0	1.2	3.1
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			5.2	3.2	4.3
Expense / (Income) arising from cash-settled share-based payment arrangements			2.6	(2.4)	0.0
Reclassification for share-based payment arrangement	€ 3.3	€ 1.1
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			58.3	36.3	25.3
InstaDeep Employee Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			11.4	3.4	0.0
BioNTech 2020 Restricted Stock Unit Plan for North America Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense / (Income) arising from cash-settled share-based payment arrangements			13.2	10.6	8.1
2024 North America Employee Participation Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			€ 10.1	€ 0.0